                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: __________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital (WC) Netherlands B.V.*

Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116



Form 13F File Number: 28-14548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael D. Ward

Title: Managing Director and Chief Operating Officer of Bain Capital Investors, LLC which is the administrative member of Bain Capital (WC) Netherlands B.V.

Phone:   617-516-2000


Signature, Place, and Date of Signing:

  /s/ Michael D. Ward             Boston, MA                  2/14/2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

*The report on Form 13F for the period ended December 31, 2011 for Bain Capital
(WC) Netherlands B.V. (the "Fund") is being filed by Bain Capital Investors, LLC, which is the administrative member of the Fund.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name

    28-11185                   Bain Capital Investors, LLC